Shareholder Report, Holdings (Details) - C000012470	Jun. 30, 2025
SK Hynix, Inc.None_6450267
Holdings [Line Items]
Percent of Total Investments	2.17%
Next PLCNone_3208986
Holdings [Line Items]
Percent of Total Investments	1.75%
JPMorgan Chase & Co.None_46625H100
Holdings [Line Items]
Percent of Total Investments	1.73%
Shinhan Financial Group Co., Ltd.None_6397502
Holdings [Line Items]
Percent of Total Investments	1.71%
SLM Corp.None_78442P106
Holdings [Line Items]
Percent of Total Investments	1.69%
Koninklijke Ahold Delhaize NVNone_BD0Q398
Holdings [Line Items]
Percent of Total Investments	1.67%
Gilead Sciences, Inc.None_375558103
Holdings [Line Items]
Percent of Total Investments	1.57%
Canadian Tire Corp., Ltd.NoneA_2172286
Holdings [Line Items]
Percent of Total Investments	1.53%
United Therapeutics Corp.None_91307C102
Holdings [Line Items]
Percent of Total Investments	1.53%
Popular, Inc.None_733174700
Holdings [Line Items]
Percent of Total Investments	1.52%
United States
Holdings [Line Items]
Percent of Total Investments	34.30%
Japan
Holdings [Line Items]
Percent of Total Investments	9.50%
France
Holdings [Line Items]
Percent of Total Investments	8.60%
South Korea
Holdings [Line Items]
Percent of Total Investments	6.60%
United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.30%
Germany
Holdings [Line Items]
Percent of Total Investments	5.20%
Canada
Holdings [Line Items]
Percent of Total Investments	4.40%
Switzerland
Holdings [Line Items]
Percent of Total Investments	3.70%
Norway
Holdings [Line Items]
Percent of Total Investments	3.60%
Ireland
Holdings [Line Items]
Percent of Total Investments	2.80%
Sweden
Holdings [Line Items]
Percent of Total Investments	2.50%
Netherlands
Holdings [Line Items]
Percent of Total Investments	2.30%
Spain
Holdings [Line Items]
Percent of Total Investments	1.90%
Puerto Rico
Holdings [Line Items]
Percent of Total Investments	1.50%
Italy
Holdings [Line Items]
Percent of Total Investments	1.50%
China
Holdings [Line Items]
Percent of Total Investments	1.30%
Singapore
Holdings [Line Items]
Percent of Total Investments	1.20%
Taiwan
Holdings [Line Items]
Percent of Total Investments	1.10%
Belgium
Holdings [Line Items]
Percent of Total Investments	0.70%
Chile
Holdings [Line Items]
Percent of Total Investments	0.60%
Colombia
Holdings [Line Items]
Percent of Total Investments	0.40%
Russia
Holdings [Line Items]
Percent of Total Investments	0.00%
Financials
Holdings [Line Items]
Percent of Total Investments	26.50%
Industrials
Holdings [Line Items]
Percent of Total Investments	14.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.40%
Health Care
Holdings [Line Items]
Percent of Total Investments	11.00%
Materials
Holdings [Line Items]
Percent of Total Investments	7.20%
Information Technology
Holdings [Line Items]
Percent of Total Investments	7.20%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.80%
Energy
Holdings [Line Items]
Percent of Total Investments	5.30%
Communication Services
Holdings [Line Items]
Percent of Total Investments	4.10%
Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
Real Estate
Holdings [Line Items]
Percent of Total Investments	1.20%